Shareholders' Equity (Details) - Schedule of outstanding options granted - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of outstanding options granted [Abstract]
Number Outstanding, Warrants Outstanding, Beginning	160,000
Weighted Average Exercise Price, Warrants Outstanding, Beginning (in Dollars per share)	$ 6.60
Contractual Life in Years, Warrants Outstanding, Beginning
Intrinsic Value, Warrants Outstanding, Beginning (in Dollars)
Number Outstanding, Warrants granted			160,000
Weighted Average Exercise Price, Warrants granted (in Dollars per share)			$ 6.60
Contractual Life in Years, Warrants granted			5 years
Intrinsic Value, Warrants granted (in Dollars)
Number Outstanding, Warrants forfeited
Weighted Average Exercise Price, Warrants forfeited (in Dollars per share)
Contractual Life in Years, Warrants forfeited
Intrinsic Value, Warrants forfeited (in Dollars)
Number Outstanding, Warrants exercised
Weighted Average Exercise Price, Warrants exercised
Contractual Life in Years, Warrants exercised
Intrinsic Value, Warrants exercised (in Dollars)
Number Outstanding, Warrants Outstanding, Ending	160,000	160,000
Weighted Average Exercise Price, Warrants Outstanding, Ending (in Dollars per share)	$ 6.60	$ 6.60
Contractual Life in Years, Warrants Outstanding, Ending	3 years 219 days	4 years 219 days
Intrinsic Value, Warrants Outstanding, Ending (in Dollars)